LONG-TERM INVESTMENTS (Details) (USD $) In Millions, unless otherwise specified			1 Months Ended				1 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	May 31, 2008 Xian Longi	Dec. 31, 2011 Xian Longi	Dec. 31, 2010 Xian Longi	Dec. 31, 2009 Xian Longi	Sep. 30, 2011 Nitol	Dec. 31, 2008 Nitol	Dec. 31, 2010 Nitol	Dec. 31, 2009 Nitol	Dec. 31, 2011 Huadian Dongtai Suntech	Dec. 31, 2010 Huadian Dongtai Suntech	Dec. 31, 2009 Hoku Scientific Inc.	Mar. 31, 2008 Hoku Scientific Inc.	Dec. 31, 2011 Hoku Scientific Inc.	Dec. 31, 2008 Hoku Scientific Inc.
Long-term investments
Carrying Value	$ 8.3	$ 47.5		$ 7.3	$ 7.3				$ 40.0		$ 1.0	$ 0.2
Available for sale investments	1.3
Ownership Percentage				4.40%	4.40%	4.70%			11.50%	11.50%	10.00%	10.00%
Cash consideration for acquisition of cost method investments			7.3					100.0
Impairment charge on cost method investments							40.0	60.0
Equity interest acquired (as a percent)			5.00%					14.00%
Equity interest acquired classified as available-for-sale (as a percent)													4.19%	11.70%
Cash consideration for acquisition of available-for-sale investments														20.0
Total impairment charge							50.3
Write-down of prepayment							10.3
Other-than-temporary impairment on available-for-sale investments															$ 5.0	$ 13.8
Number of shares acquired by Tianwei New Energy Holdings Co. Ltd.													33